Secured Borrowings (Schedule Of Future Minimum Principal Payments) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Future minimum principal payments
2015	$ 242,795,000
2016	207,413,000
2017	194,513,000
2018	532,875,000
2019	457,788,000
Thereafter	738,301,000
Future minimum principal payments due	2,373,685,000
Repayment of debt	$ 163,700,000